Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Buildings | Minimum
Property, plant and equipment, net
Estimated useful lives	35 years
Buildings | Maximum
Property, plant and equipment, net
Estimated useful lives	40 years
Vehicles | Minimum
Property, plant and equipment, net
Estimated useful lives	5 years
Vehicles | Maximum
Property, plant and equipment, net
Estimated useful lives	7 years
Computer hardware and software | Minimum
Property, plant and equipment, net
Estimated useful lives	3 years
Computer hardware and software | Maximum
Property, plant and equipment, net
Estimated useful lives	5 years
Other | Minimum
Property, plant and equipment, net
Estimated useful lives	3 years
Other | Maximum
Property, plant and equipment, net
Estimated useful lives	10 years